TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
Current	2021	2020
Suppliers and commercial accruals	48,015	58,030
Funds to be paid to clients	5	—
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	1,211	1,378
	49,231	59,408
Non-current
Suppliers and commercial accruals	1,096	3,695
	1,096	3,695
Total trade payables	50,327	63,103